Subsequent Events (Details) - Subsequent Events [Member]	Feb. 10, 2026 shares	Jan. 22, 2026 USD ($)	Jan. 22, 2026 THB (฿)
Subsequent Events [Line Items]
Share capital		$ 790,889	฿ 25,000,000
Number of shares outstanding	100
Ordinary Share [Member]
Subsequent Events [Line Items]
Number of shares outstanding	1
Ordinary shares	1
Bottom of Range [Member]
Subsequent Events [Line Items]
Share capital | ฿			฿ 2,000,000
Top of Range [Member]
Subsequent Events [Line Items]
Share capital | $		$ 63,271